26. Authorisation of Financial Statements	12 Months Ended
Jun. 30, 2018
Authorisation Of Financial Statements
Authorisation of Financial Statements	The consolidated financial statements for the year ended 30 June 2018 (including comparatives) were approved by the Board of Directors on 21 September 2018.